Mineral properties (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Summary of mineral properties

	December 31,			September 30,
	2025	Additions, net	Disposals	2026
	$	$	$	$
Excelsior Springs	4,784,615	–	–	4,784,615
Laird Lake	50,000	50,000	–	100,000
Forester	–	2,296,707	–	2,296,707
	4,834,615	2,346,707	–	7,181,322
Elimination of cumulative translation adjustment	–	–	–	778,690
Total	4,834,615	2,346,707	–	7,960,012

	December 31,			September 30,
	2024	Additions	Disposals	2025
	$	$	$	$
Excelsior Springs	7,840,981	–	(3,018,125)	4,822,856
Laird Lake	–	50,000	–	50,000
Total	7,840,981	50,000	(3,018,125)	4,872,856

Exploration and evaluation costs expensed on the projects consisted of the following:

	Excelsior	Laird
	Springs	Lake	Forester	Total
Nine months ended September 30, 2026	$	$	$	$
Assays and sampling	–	210,491	–	210,491
Field	–	32,842	–	32,842
Drilling	–	1,248,576	–	1,248,576
Geological and consulting (Note 6)	–	631,781	318,083	949,864
Other	–	116,270	–	116,270
	–	2,239,960	318,083	2,558,043
Less: Recovery of costs	–	(200,000)	–	(200,000)
	–	2,039,960	318,083	2,358,043

	Excelsior	Laird
	Springs	Lake	Forester	Total
Nine months ended September 30, 2025	$	$	$	$
Geological and consulting	660,143	–	–	660,143
	660,143	–	–	660,143